Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	$ 1,552.7	$ 1,576.7
High yield loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	1.2	0.2
Gross Unrealized Losses	(0.7)	(2.1)
Fair market value, trading	86.6	88.3
Debt Securities, Trading, Amortized Cost	86.1	90.2
Fixed income securities - trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	2.5	0.7
Gross Unrealized Losses	(76.7)	(101.9)
Fair market value, trading	1,478.5	1,475.5
Debt Securities, Trading, Amortized Cost	1,552.7	1,576.7
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	11.0	6.3
Debt Securities, Trading, Amortized Cost	11.0	6.3
Catastrophe Bonds
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	(2.2)
Fair market value, trading	2.4	2.9
Debt Securities, Trading, Amortized Cost	2.4	5.1
Commercial mortgage loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	1.3	0.6
Gross Unrealized Losses	(11.8)	(1.1)
Fair market value, trading	295.0	312.1
Debt Securities, Trading, Amortized Cost	305.5	312.6
Middle market loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(2.0)	(2.1)
Fair market value, trading	102.1	106.9
Debt Securities, Trading, Amortized Cost	104.1	109.0
Securities, asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(1.1)	(2.0)
Fair market value, trading	58.4	66.8
Debt Securities, Trading, Amortized Cost	59.5	68.8
Global corporates securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.1)	(0.1)
Fair market value, trading	14.8	15.0
Debt Securities, Trading, Amortized Cost	14.9	15.1
Equity securities — Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	12.1	6.6
Debt Securities, Trading, Amortized Cost	12.1	6.6
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains		0.0
Gross Unrealized Losses		0.0
Fair market value, trading		25.6
Debt Securities, Trading, Amortized Cost		25.6
Privately-held investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	1.3	0.6
Gross Unrealized Losses	(15.0)	(5.3)
Fair market value, trading	482.4	533.0
Debt Securities, Trading, Amortized Cost	496.1	537.7
Total - Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	3.8	1.3
Gross Unrealized Losses	(91.7)	(109.4)
Fair market value, trading	1,974.3	2,017.7
Debt Securities, Trading, Amortized Cost	2,062.2	2,125.8
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(6.9)	(6.3)
Fair market value, trading	235.0	261.6
Debt Securities, Trading, Amortized Cost	241.9	267.9
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.3)	(0.3)
Fair market value, trading	3.1	3.6
Debt Securities, Trading, Amortized Cost	3.4	3.9
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.3	0.3
Gross Unrealized Losses	(11.8)	(13.5)
Fair market value, trading	165.4	162.1
Debt Securities, Trading, Amortized Cost	176.9	175.3
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(1.7)	(1.8)
Fair market value, trading	34.1	30.4
Debt Securities, Trading, Amortized Cost	35.8	32.2
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	1.0	0.2
Gross Unrealized Losses	(51.6)	(74.0)
Fair market value, trading	924.6	896.5
Debt Securities, Trading, Amortized Cost	975.2	970.3
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(3.2)	(3.3)
Fair market value, trading	20.1	21.4
Debt Securities, Trading, Amortized Cost	23.3	24.7
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.5)	(0.6)
Fair market value, trading	9.6	11.6
Debt Securities, Trading, Amortized Cost	$ 10.1	$ 12.2